Shareholder Report, Line Graph (Details) 193798_Innovator International Developed Power Buffer ETF - July_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 28, 2019	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator International Developed Power Buffer ETF - July NAV
Accumulated Value	$ 12,311	$ 10,982	$ 9,678	$ 10,818	$ 9,963	$ 10,170	$ 10,000	$ 14,347
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Net (USD)
Accumulated Value	13,873	11,282	9,862	12,807	9,545	10,248	10,000	$ 17,068
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Price (USD)
Accumulated Value	$ 12,136	$ 10,133	$ 9,104	$ 12,150	$ 9,260	$ 10,173	$ 10,000	$ 14,553